OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Employees and related accruals	$ 6,388	$ 19,370
Government authorities	24,743	12,904
Deferred revenue	13,920	4,488
Other	4,274	1,030
Total	$ 49,325	$ 37,792